PROFIT/(LOSS) BEFORE INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Profitloss Before Income Tax
Schedule of group’s profit/(loss) before tax

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income (Note 5)	(9,376)	(8,101)	(1,117)

Charging:
Cost of sales
- Construction service	5,107	2,423	334
- Operation and maintenance services	—	256	35
- Operation services related to service concession arrangement	3,664	2,697	372
Total	8,771	5,376	741

Depreciation
- Property, plant and equipment	141	106	14
- Right-of-use assets	707	713	98
Amortization of intangible assets	404	395	54
Expense relating to short-term leases	174	209	29
Impairment losses/(reversal) on financial assets:
- Trade receivables	1,936	388	53
- Contract assets	(41)	3,546	489
- Other receivables	1,077	6,829	942
Fair value (gain)/loss on financial instruments:
- Derivative financial liabilities (Note 16(b))	(559)	86	12
Other income	(731)	(642)	(89)
Finance costs (Note 5)	1,822	1,930	266

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Crediting:
Finance income (Note 5)	(15,468)	(16,935)	(15,607)	(2,263)

Charging:
Cost of sales
- Sales of copper ores	6,854	—	—	—
- Sales of water treatment equipment	—	—	94	14
- Construction service	6,479	12,876	8,580	1,244
- Operation and maintenance services	3,177	162	—	—
- Operation services related to service concession arrangements	3,878	5,067	5,811	842
- Construction services related to service concession arrangement	18,827	389	—	—
Cost of sales	39,215	18,494	14,485	2,100

Depreciation
- Property, plant and equipment (Note 11)	565	510	304	44
- Right-of-use assets (Note 13)	1,663	1,366	1,413	205
Amortization of intangible assets* (Note 12)	156	884	813	118
Expense relating to short-term leases (Note 13)	496	601	490	71
Impairment losses/(reversal) on financial assets:
- Trade receivables	4,544	3,840	(3,989)	(578)
- Contract assets	172	357	171	25
- Other receivables	—	239	2,745	397
- Amounts due from related companies	(554)	(1,106)	—	—
Fair value (gain)/loss on financial instruments:
- Financial assets at fair value through profit or loss	(31,334)	45,816	—	—
- Derivative financial liabilities (Note 22 (b))	—	(7,467)	(1,007)	(146)
Consultants share option expense (Note 27)	—	—	16,152	2,342
Issuance expense related to placement	—	1,579	—	—
Other (income)/losses	(1,616)	183	(904)	(131)
Finance costs (Note 5)	3,749	4,359	3,395	492

Employee benefit expenses** (Note 7)	11,412	11,496	10,587	1,535

*	The amortization of intangible assets allocated to cost of sales amounted to CNY115, CNY835 and CNY766 (US$111) and administrative expenses amounted to CNY41, CNY49 and CNY47 (US$7) on the face of the consolidated statements of profit or loss for the years ended December 31, 2020, 2021 and 2022.

**	The employee benefit expenses allocated to cost of sales amounted to CNY3,371, CNY2,772 and CNY1,418 (US$206), selling and distribution expenses amounted to CNY238, CNY159, CNY111 (US$16) and administrative expenses amounted to CNY7,803, CNY8,565 and CNY9,058 (US$1,313) on the face of the consolidated statements of profit or loss for the years ended December 31, 2020, 2021 and 2022.